SUPPLEMENT DATED JULY 15, 2005

TO

SALOMON BROTHERS OPPORTUNITY FUND INC

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 30, 2004

The information set forth under the heading “Independent Registered Public Accounting Firm” is revised in its entirety to read as follows:

PricewaterhouseCoopers LLP (“PricewaterhouseCoopers”) served as the Fund’s independent registered public accounting firm for the periods covered by the financial statements and financial highlights included or incorporated by reference in the Prospectus and SAI. The financial statements and financial highlights included or incorporated by reference in the Prospectus and SAI have been so incorporated by reference in reliance on the report of PricewaterhouseCoopers, given on the authority of that firm as experts in auditing and accounting. PricewaterhouseCoopers’ address is 300 Madison Avenue, New York, New York 10017.

As of July 11, 2005, KPMG LLP, independent registered public accounting firm, 757 Third Avenue, New York, New York 10017, has been appointed as independent registered public accountant for the Fund.

SAM0741